SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

The Comapny’s Ordinary Shares commenced trading on Nasdaq Capital Market on December 18, 2024, under the ticker symbol “YSXT”.

On December 19, 2024, the Company closed its initial public offering (the “Offering”) of 1,250,000 Class A ordinary shares (the “Ordinary Shares”) at a public offering price of $4.00 per share for total gross proceeds of approximately $5,000,000, before deducting underwriting discounts and other offering expenses. On the Closing Date, the Company also closed the sale of an additional 187,500 Ordinary Shares, pursuant to the full exercise of the over-allotment option granted to the underwriters in connection with the Offering, at the public offering price of $4.00 per share. As a result, the Company has raised additional gross proceeds of $750,000, before deducting underwriting discounts and offering expenses.

The Company has performed an evaluation of subsequent events through February [ ], 2025, which was the date of the unaudited condensed consolidated financial statements are available for release, and determined that no other events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.